Events After the Reporting Period	12 Months Ended
Jul. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Reporting Period

16. Events After the Reporting Period

a)   Option grants

Subsequent to the year end and through the date of this report the Company issued 100,000 options to a consultant with an exercise price of $5.72, which vest immediately and expire on September 1, 2026.

b)   Expiration of warrants.

Subsequent to the year end and through to the date of this report 4,771 warrants with a weighted average exercise price of $29.30 expired.

c)   Exercise of warrants

Subsequent to the year end and through to the date of this report 236,604 warrants with a weighted average exercise price of $5.31 were exercised on a cashless bases and the Company issued 96,813 shares.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

16. Events After the Reporting Period

d) Share buyback program

On September 9, 2021 the Company approved a repurchase program whereby the Company may purchase through the facilities of the TSX Venture or NASDAQ (i) up to 1,341,515 common shares (the “Common Shares”) and (ii) up to 411,962 publicly traded BCTXW warrants (the “Listed Warrants”) in total, representing 10% of the 13,415,154 Common Shares and 10% of the 4,119,622 Listed Warrants comprising the “public float” as of September 8, 2021, over the next 12 months (the “Buyback”). Independent Trading Group (ITG) Inc. will act as the Company’s advisor and dealer manager in respect of the Buyback. The Company received final regulatory approval on September 22, 2021. As of the date of this report, no Shares have been purchased by the Company.

Pursuant to the Buyback, the Company may, during the 12-month period commencing on September 28, 2021 and ending September 27, 2022 purchase, through the facilities of the TSXV or Nasdaq or alternative exchanges, (i) up to 1,341,515 common shares and (ii) up to 411,962 publicly traded BCTXW warrants (the “Listed Warrants”) in total, representing 10% of the 13,415,154 common shares and 10% of the 4,119,622 Listed Warrants, respectively, that comprise the “public float” as of September 21, 2021. Independent Trading Group (ITG) Inc. will act as the Company’s advisor and dealer manager in respect of the Buyback.